THE PANAGORA INSTITUTIONAL FUNDS


                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 1996








The PanAgora Institutional Funds
President's Letter
January 8, 1997




Dear Fellow Shareholders:

We are pleased to present the semi-annual report of The PanAgora Institutional Funds. The PanAgora Institutional Funds were established in 1993 to provide investors with investment vehicles in the form of mutual funds implementing specific investment strategies. The PanAgora Institutional Funds make these strategies available to smaller pension funds, foundations and endowments, 401(k) plans and individual investors.


The PanAgora Institutional Funds is a series of funds. The PanAgora Asset Allocation Fund invests in a mixture of U.S. stocks, bonds and cash equivalents. The PanAgora International Equity Fund invests in stocks outside the U.S.



PANAGORA ASSET ALLOCATION FUND
The PanAgora Asset Allocation Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Fund attempts to achieve its objective by actively allocating assets among U.S. stocks, investment grade fixed income securities and cash equivalents based on the Adviser's proprietary asset allocation disciplines.

The U.S. stock market turned in another stellar year. While most stocks did well, the bigger stocks had the best performance. The best performer was the Dow Industrials, followed by the S&P 100, the S&P 400, the S&P 500, the Russell 3000, the Russell 2000, and bringing up the rear, the Value Line Index. The end result is that most stocks underperformed the stock indices, making stock selection a difficult exercise.

Stock returns were driven by continued strong earnings growth, coupled with low inflation, and low interest rates. The year began with the Federal Reserve Board cutting the Discount Rate, a signal of easy money policy. That set the stage for a series of new stock market highs. It was also a year of volatility. The stock market advance has been steady with few corrections.

Bonds were another story. The bond market was characterized by a series of rallies and busts. Bonds ended the year underperforming cash. Long term bonds ended the year with a loss making it a dismal year for bonds.

The Fund participated strongly in the stock market rally, but with lower volatility. Asset allocation varied from a slightly underweighted to slightly overweighted position in stocks relative to our target of 75% in stocks. Bonds were often underweighted from their 20% target, reducing the risk from exposure to the fickle interest rate environment.




                                                                               1




The coming year depends largely upon inflation fears and Federal Reserve Board policy. If the economy can continue to produce moderate growth at full capacity and full employment without inflation, stocks can continue to perform well. However, if the Fed changes to tight monetary policy, volatility will return. With the Dow Industrials at 6500, swings of 200 points or more could become commonplace. Currently the Fund maintains a slight overweighting in equities, and a minimal amount in bonds. Cash is also overweighted.



PANAGORA INTERNATIONAL EQUITY FUND

The PanAgora International Equity Fund's investment objective is to maximize total return, consisting primarily of capital appreciation. The Fund attempts to achieve its objective by actively allocating assets among non-U.S. stock markets using the Adviser's proprietary asset allocation disciplines.

The country selection decision within the developed international equity markets contributed favorably to the Fund's performance. The biggest contributions came from overweight (i.e. above benchmark weight) positions in Spain and France and an underweight position in Japan. Falling interest rates due to declining inflation helped power the Spanish equity market to a top performing return of 40%. After overcoming an erratic start, French equities rose strongly in the second half of the year ending up 21.2%. Investors were rewarded for the increasing likelihood of EMU (European Monetary Unit) and an improving economic and corporate profit outlook. The Japanese equity market turned in the worst performance with a return of -15.5% as investors were concerned with an uncertain economic recovery, political instability, unresolved banking sector problems and fiscal retrenchment.



The PanAgora International Equity Fund invests about 10% of its assets in emerging markets where economic growth is expected to be higher than the developed countries. The current emerging markets investments for the Fund includes eleven countries: Argentina, Brazil, Chile, Greece, Indonesia, Mexico, Philippines, Portugal, South Africa, Thailand and Turkey.


Emerging markets, which began strongly in 1996, completed the year with a modest return of 4% in US$ terms. The best performing region was Eastern Europe which returned 35%. The region's positive performance is attributed to strong economic growth and large foreign capital flows into these markets. Latin America was the second best performing region with a return of approximately 16%. Brazil, Mexico and Argentina contributed to the region's strong performance. These markets suffered in the aftermath of the Mexican peso devaluation in December of 1994 and have experienced a sharp turnaround in 1996. The worst performing region was Asia which had a flat performance for the year. Asian markets were plagued with ongoing political scandals and heightened concerns about large current account deficits.




                                                                               2




Thank you for your continuing interest in the PanAgora Institutional Funds. We look forward to serving you.

Sincerely,



Richard A. Crowell
President
The PanAgora Institutional Funds




                                                                               3





PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

COMMON STOCK

AEROSPACE & DEFENSE
Boeing Co                                                                200      $               19,875
Lockheed Martin Corp                                                     200                      18,125
Trinova Corp                                                           1,100                      40,150
                                                                                    ---------------------
                                                                                                  78,150                0.7%
                                                                                    ---------------------
AUTOMOTIVE
Ford Motor Co                                                          2,400                      78,600
General Motors Corp                                                      900                      51,863
Goodyear Tire & Rubber Co                                                700                      33,950
Paccar Inc                                                             1,100                      73,150
                                                                                    ---------------------
                                                                                                 237,563                2.1%
                                                                                    ---------------------
BANKING
BankAmerica Corp                                                         400                      41,200
Bankers Trust New York Corp                                              300                      26,100
Barnett Banks Inc                                                        600                      26,400
Chase Manhattan Corp                                                     724                      68,418
Citicorp                                                                 600                      65,550
First Chicago NBD Corp                                                   762                      44,768
Golden West Financial Corp                                               600                      40,500
Nationsbank Corp                                                         400                      41,450
Norwest Corp                                                           1,100                      51,425
PNC Bank Corp                                                          1,100                      43,450
                                                                                    ---------------------
                                                                                                 449,261                3.9%
                                                                                    ---------------------
BEVERAGES, FOOD & TOBACCO
Archer Daniels Midland                                                   600                      13,200
Coca-Cola Co                                                           2,700                     138,038
ConAgra Inc                                                            2,900                     154,063
CPC International Inc                                                  1,500                     124,875
Pepsico Inc                                                            1,200                      35,850
Philip Morris Co Inc                                                   1,300                     134,063
Sbarro Inc                                                               500                      13,063
Seagrams Co Ltd                                                        1,600                      65,400
UST Inc                                                                1,100                      35,888
Whitman Corp                                                             700                      16,100
Wrigley Wm Jr Co                                                         900                      52,538
                                                                                    ---------------------
                                                                                                 783,078                6.8%
                                                                                    ---------------------
BUILDING & CONSTRUCTION
Centex Corp                                                            2,200                      79,200
Fleetwood Enterprises Inc                                                100                       3,050
Fluor Corp                                                               800                      54,400
Tyco Lab                                                                 300                      16,425
                                                                                    ---------------------
                                                                                                 153,075                1.3%
                                                                                    ---------------------
BUSINESS SERVICES
First Data Corp                                                        1,600                      63,800
H & R  Block, Inc                                                        700                      20,475
                                                                                    ---------------------
                                                                                                  84,275                0.7%
                                                                                    ---------------------
CHEMICALS
EI Dupont de Nemours & Co                                                100                       9,425
Hercules Inc                                                             800                      38,800
Lubrizol Corp                                                            900                      27,675
Monsanto Co                                                              800                      31,800
PPG Industries                                                           500                      30,625
Praxair, Inc                                                             700                      34,038
Thiokol Corp                                                           1,000                      46,000
Union Carbide Corp                                                       400                      18,450
                                                                                    ---------------------
                                                                                                 236,813                2.1%
                                                                                    ---------------------
COMPUTER EQUIPMENT
Autodesk Inc                                                             400                      11,200
Computer Associates International Inc                                    475                      31,231
International Business Machines Corp                                     600                      95,625
Oracle Corp*                                                           1,050                      51,450
Tandem Computers Inc*                                                  1,100                      14,988
                                                                                    ---------------------
                                                                                                 204,494                1.8%
                                                                                    ---------------------

              See accompanying notes to the financial statements.             4


PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING
3 Com Corp*                                                              500      $               37,563
Cisco Systems Inc*                                                       900                      61,088
CUC International Inc*                                                 5,550                     146,381
EMC Corp*                                                              1,800                      58,050
Hewlett-Packard Co                                                     1,500                      80,813
Microsoft Corp*                                                          800                     125,500
Seagate Technology, Inc                                                2,000                      79,000
Sun Microsystems Inc*                                                    500                      29,125
                                                                                    ---------------------
                                                                                                 617,520                5.3%
                                                                                    ---------------------
DIVERSIFIED
Corning Inc                                                              300                      12,150
Pall Corp                                                              1,200                      31,350
                                                                                    ---------------------
                                                                                                  43,500                0.4%
                                                                                    ---------------------
ELECTRIC UTILITIES
DQE Inc                                                                1,200                      35,400
Entergy Corp                                                           3,000                      81,375
Niagara Mohawk Power Corp                                              1,300                      11,375
Pacific Gas & Electric Co                                                700                      16,888
Peco Energy Co                                                         2,500                      63,750
Southern Co                                                            2,000                      44,500
Texas Utilities Co                                                     1,300                      51,350
Unicom Corp                                                              800                      21,300
                                                                                    ---------------------
                                                                                                 325,938                2.8%
                                                                                    ---------------------
ELECTRONICS
Ceridian Corp*                                                         1,000                      48,125
General Electric Co                                                    2,100                     218,400
Illinova Corp                                                          1,300                      34,450
Intel Corp                                                             1,200                     152,250
                                                                                    ---------------------
                                                                                                 453,225                3.9%
                                                                                    ---------------------
ENTERTAINMENT
Bally Entertainment Corp                                                 600                      17,475
Harrah's Entertainment Inc*                                            1,800                      31,950
Kingworld Productions Inc*                                             1,400                      53,375
                                                                                    ---------------------
                                                                                                 102,800                0.9%
                                                                                    ---------------------
EQUIPMENT
Medtronic Inc                                                            500                      33,063                0.3%
                                                                                    ---------------------

FINANCIAL SERVICES
Asarco Inc                                                             1,200                      32,700
Beneficial Corp                                                          800                      49,700
Dean Witter Discover & Co                                                500                      34,188
Green Tree Financial Corp                                              1,100                      46,063
J P Morgan & Co Inc                                                      900                      84,938
MBNA Corp                                                              2,350                      94,881
MGIC Investment Corp                                                     800                      59,900
Morgan Stanley Group Inc                                                 600                      36,075
Salomon Inc                                                            1,400                      63,860
                                                                                    ---------------------
                                                                                                 502,305                4.3%
                                                                                    ---------------------
FOREST & PAPER PRODUCTS
Boise Cascade Corp                                                     1,000                      31,000
Champion International                                                 1,000                      43,000
International Paper Co                                                   700                      29,750
                                                                                    ---------------------
                                                                                                 103,750                0.9%
                                                                                    ---------------------
HEALTH CARE
Shared Medical                                                           400                      19,900                0.2%
                                                                                    ---------------------

HEAVY MACHINERY
Cincinnati Milacron                                                      600                      12,450                0.1%
                                                                                    ---------------------

HOSPITAL SUPPLIES & SERVICES
Baxter International Inc                                                 400                      17,000
Becton Dickinson & Co                                                    900                      37,800
Boston Scientific Corp*                                                  900                      52,538
                                                                                    ---------------------
                                                                                                 107,338                0.9%
                                                                                    ---------------------

              See accompanying notes to the financial statements.             5


PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

INSURANCE
Allstate Corp                                                            870      $               52,418
American International Group                                             200                      23,000
Cigna Corp                                                               200                      28,275
St  Paul Cos                                                             900                      52,988
Torchmark Corp                                                           700                      36,400
Unum Corp                                                                200                      14,225
USF&G Corp                                                               700                      14,000
                                                                                    ---------------------
                                                                                                 221,306                1.9%
                                                                                    ---------------------
LODGING
HFS Inc                                                                  200                      12,950
Hilton Hotels                                                          1,600                      46,800
ITT Corp*                                                              1,800                      83,025
Marriott International Inc                                               300                      16,725
                                                                                    ---------------------
                                                                                                 159,500                1.4%
                                                                                    ---------------------
MANUFACTURING
Westinghouse Electric Corp (a)                                         1,700                      31,875                0.3%
                                                                                    ---------------------

METALS & MINING
Alco Standard Corp                                                       600                      31,050
Amerada Hess Corp                                                      1,000                      58,875
Engelhard Corp                                                         3,600                      70,200
Inco Ltd                                                                 200                       6,975
Newmont Mining Corp                                                    1,000                      47,875
Williams Co Inc                                                        1,300                      72,963
                                                                                    ---------------------
                                                                                                 287,938                2.5%
                                                                                    ---------------------
OFFICE EQUIPMENT
Xerox Corp                                                               500                      24,563                0.2%
                                                                                    ---------------------

OIL & GAS
Amoco Corp                                                               200                      15,525
Ashland Inc                                                              600                      28,800
Chevron Corp                                                             800                      53,600
Exxon Corp                                                             1,500                     141,938
Halliburton Co                                                           300                      18,075
Mobil Corp                                                               300                      36,300
Oneok Inc                                                              1,400                      38,500
Oryx Energy Co*                                                        1,900                      39,425
Royal Dutch Petroleum (a)                                              1,000                     169,875
Santa Fe Energy Resources Inc*                                         1,300                      18,850
Schlumberger Ltd                                                         500                      52,000
Tenneco Inc                                                              500                      25,500
Texaco Inc                                                               600                      59,475
Unocal Corp                                                              800                      32,600
USX-Marathon Group                                                     1,500                      34,313
                                                                                    ---------------------
                                                                                                 764,776                6.6%
                                                                                    ---------------------
PACKAGING & CONTAINERS
Ball Corp                                                              1,700                      41,650
Crown Cork & Seal Inc                                                    600                      31,800
Temple Inland Inc                                                        900                      48,375
                                                                                    ---------------------
                                                                                                 121,825                1.1%
                                                                                    ---------------------
PERSONAL CARE PRODUCTS
Ecolab Inc                                                             1,400                      54,425
Gillette Co                                                              800                      59,000
Johnson & Johnson                                                      1,400                      74,375
                                                                                    ---------------------
                                                                                                 187,800                1.6%
                                                                                    ---------------------
PHARMACEUTICALS
Abbott Laboratories                                                      500                      27,875
Alza Corp Class A*                                                     2,200                      62,150
Amgen Inc*                                                             1,100                      66,963
Eli Lilly & Co                                                           300                      22,950
Merck & Co Inc (a)                                                       800                      66,400
Pfizer Inc                                                               800                      71,700
Pharmacia & Upjohn Inc                                                 1,725                      66,628
Schering-Plough Corp                                                     200                      14,250
                                                                                    ---------------------
                                                                                                 398,916                3.5%
                                                                                    ---------------------

              See accompanying notes to the financial statements.             6


PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING
Gibson Greetings Inc*                                                  1,700      $               32,088
Tribune Co                                                               400                      34,600
                                                                                    ---------------------
                                                                                                  66,688                0.6%
                                                                                    ---------------------
RETAILERS
Dayton-Hudson Corp                                                     1,100                      42,763
Gap Inc                                                                  600                      19,275
Harcourt General Inc                                                     800                      43,700
Home Depot                                                             2,000                     104,250
JC Penney Co Inc                                                         800                      43,000
Sears Roebuck                                                            800                      39,800
The Pep Boys                                                             900                      32,963
TJX Cos Inc New                                                          300                      13,538
Toys "R" Us Inc*                                                         100                       3,450
                                                                                    ---------------------
                                                                                                 342,739                2.9%
                                                                                    ---------------------
TELECOMMUNICATION
Airtouch Communications Inc*                                           1,000                      25,625
Alltel Corp                                                            1,300                      41,438
Andrew Corp*                                                             525                      30,384
Cabletron Systems Inc*                                                 2,000                      80,750
Motorola Inc                                                             800                      44,300
Northern Telecom Ltd                                                     600                      39,450
Tellabs Inc                                                              600                      23,850
Worldcom Inc*                                                          1,200                      27,750
                                                                                    ---------------------
                                                                                                 313,547                2.7%
                                                                                    ---------------------
TELEPHONE SYSTEMS
AT & T Corp                                                              200                       7,892
Ameritech Corp                                                           300                      17,663
BellSouth Corp                                                           700                      28,263
Nynex Corp                                                             2,000                      92,750
Sprint Corp                                                            1,100                      46,063
                                                                                    ---------------------
                                                                                                 192,631                1.7%
                                                                                    ---------------------
TEXTILES & APPAREL
Nike Inc                                                                 200                      11,375
Stride Rite Corp                                                       1,900                      19,000
                                                                                    ---------------------
                                                                                                  30,375                0.3%
                                                                                    ---------------------
TRANSPORTATION
APL Ltd                                                                  900                      21,600
Conrail Inc                                                              600                      58,350
                                                                                    ---------------------
                                                                                                  79,950                0.6%
                                                                                    ---------------------

TOTAL  COMMON STOCK (Cost $6,324,127)                                                          7,772,927               67.3%
                                                                                    ---------------------  ---------------


                                                                         FACE
LONG TERM DEBT                    RATE            MATURITY              AMOUNT
                               ------------    ----------------     ----------------
US GOVERNMENT OBLIGATIONS
US Treasury Note                  8.875%             11/15/97       $200,000                     206,312
US Treasury Note                  7.875%             04/15/98        375,000                     386,601
US Treasury Note                  6.375%             01/15/99        125,000                     126,875
US Treasury Note                  6.875%             07/31/99        220,000                     226,394
US Treasury Note                  8.500%             02/15/00         10,000                      10,800
US Treasury Note                  8.750%             08/15/00        100,000                     109,813
US Treasury Note                  8.000%             05/15/01        150,000                     162,797
US Treasury Note                  7.500%             05/15/02        175,000                     188,453
US Treasury Note                  5.750%             08/15/03         25,000                      24,742
US Treasury Bond                 10.750%             08/15/05         70,000                      91,875
US Treasury Bond                  9.375%             02/15/06         80,000                      98,625
US Treasury Bond                  8.750%             05/15/17        175,000                     220,500
US Treasury Bond                  7.875%             02/15/21        152,000                     177,697
US Treasury Bond                  6.250%             08/15/23        105,000                     101,981
US Treasury Bond                  6.000%             02/15/26         20,000                      18,881
                                                                                    ---------------------
                                                                                               2,152,346               18.6%
                                                                                    ---------------------

TOTAL  LONG TERM DEBT (Cost $2,100,602)                                                        2,152,346               18.6%
                                                                                    ---------------------  ---------------


              See accompanying notes to the financial statements.             7


PANAGORA ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                    MATURITY        FACE                    MARKET            PERCENT OF
   DESCRIPTION                    RATE                DATE         AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT

Investors  Bank & Trust 5.22%,  dated 11/29/96
to be  repurchased  at  $1,446,573 on 12/2/96,
collateralized  by Federal Home Loan  Mortgage
Corp.  with a rate of 6.29% and maturity  date
of 11/17/00, with an aggregate market value of
$1,521,402.                                                $       1,446,154      $            1,446,154               12.5%
                                                                                    ---------------------


COMMERCIAL PAPER
Bank of Ireland                   5.250%             12/02/96        272,100                     272,100                2.4%
                                                                                    ---------------------

US GOVERNMENT OBLIGATIONS
US Treasury Bill (b)              4.900%             12/26/96         60,000                      59,643
US Treasury Bill (b)              4.945%             12/26/96         75,000                      74,063
                                                                                    ---------------------
                                                                                                 133,706                1.1%
                                                                                    ---------------------  ---------------

TOTAL  SHORT-TERM INVESTMENTS (at Amortized Cost)                                              1,851,960               16.0%
                                                                                    ---------------------  ---------------


TOTAL INVESTMENTS  (Cost $10,276,689)                                                        11,777,233              101.9%
Excess of Liabilities over Other Assets                                                         (225,569)              -1.9%
                                                                                    ---------------------  ---------------
NET ASSETS                                                                        $           11,551,664              100.0%
                                                                                    =====================  ===============


NOTES TO THE PORTFOLIO OF  INVESTMENTS

(a) All or a portion of this security is on loan.

(b) This security is held as collateral for open futures contracts.

*   Non-income producing security.



              See accompanying notes to the financial statements.             8



PANAGORA ASSET ALLOCATION FUND

SCHEDULE OF OPEN FUTURES CONTRACTS
NOVEMBER 30, 1996 (UNAUDITED)


                                                                                                                 Net Unrealized
   Number of                                                                                                      Appreciation
   Contracts            Type                                   Expiration Date           Contract Value          (Depreciation)
----------------   ----------------------------------    ----------------------------   ------------------     -------------------
LONG:

       1           Standard & Poor's 500 Index                  December 1996         $           379,125    $       28,725
       7           Standard & Poor's 500 Index                   March 1997                     2,678,550           148,000
                                                                                                               ===================
                                                                                                             $      176,725
                                                                                                               ===================


SHORT:

       9           U.S. Treasury Note 10 Year Index              March 1997           $         1,003,781    $      (21,375)
       6           Standard & Poor's 500 Index                    June 1997                     2,317,050           (33,600)
                                                                                                               ===================
                                                                                                             $      (54,975)
                                                                                                               ===================




              See accompanying notes to the financial statements.             9



PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (UNLESS OTHERWISE INDICATED)
ARGENTINA
Astra Cia Argentina Depetro                                                1,365  $             2,540
Banco Frances Del Rio Plata                                                  460                4,579
Banco Galicia Y Buenos Aires                                               1,128                6,184
Ciadea*                                                                      878                3,820
Molinos Rio de La Plata                                                      423                1,388
Perez Companc SA                                                          12,050               82,576
Siderca SA                                                                 9,360               15,422
Telefonica de Argentina B                                                 20,842               53,586
YPF Sociedade Anonima                                                      3,121               72,905
                                                                                    --------------------
                                                                                              243,000                1.0%
                                                                                    --------------------
AUSTRALIA
Amatil Ltd Coca Cola                                                       2,000               22,592
Amcor Ltd                                                                  2,600               16,018
Broken Hill Proprietary Co Ltd                                             5,250               76,994
Coles Myer Ltd                                                             4,700               17,557
CRA Ltd                                                                    1,300               21,700
CSR Ltd                                                                    4,500               14,723
Fosters Brewing Group Ltd                                                  9,000               16,773
Lend Lease Corp Ltd                                                        1,100               20,411
National Australia Bank Ltd                                                4,350               54,166
News Corp Ltd - Preferred                                                  3,900               17,140
News Corp Ltd                                                              6,000               31,935
Western Mining Corp Holding Ltd                                            3,800               24,123
Westpac Banking Corp                                                       6,200               37,087
                                                                                    ------------------
                                                                                              371,219                1.6%
                                                                                    ------------------
AUSTRIA
Austria Mikro Systeme Internalional AG                                       250               18,821
Austrian Airline*                                                            100               14,326
Bank Austria AG-Participating Certificate                                    200                6,474
Bank Austria AG-Preferred                                                    200                7,584
Bank Austria AG                                                            3,760              273,328
Bau Holding AG                                                               400               23,750
Bbag Oest Brau-Beteiligungs                                                  600               40,509
Boehler-Uddeholm AG                                                          750               51,954
BWT AG                                                                       150               15,801
Constantia Iso Holding AG                                                    133                4,367
Constantia Verpack                                                            67                3,422
Creditanstalt-Bankverein-Preferred                                         1,100               52,597
Creditanstalt-Bankverein                                                   1,971              132,889
EA-Generali AG                                                               500              163,699
Flughafen Wien AG                                                          1,450               66,382
Lenzing AG                                                                   100                6,363
Mayr-Melnhof Karton AG*                                                      800               38,474
OEMV AG                                                                    1,850              200,527
Oest Elektrizatswirts A                                                    2,040              146,012
Radex-Heraklith Industrial AG                                              1,130               34,070
Universale Bau AG                                                            100                4,162
Va Technologie AG                                                          1,050              165,378
Wienerberger Baustoff Industrie AG                                           500               91,561
                                                                                    ------------------
                                                                                            1,562,450                6.6%
                                                                                    ------------------
BELGIUM
Bekaert SA                                                                    13               10,626
Cimentaries CBR Strips                                                        20                    4
Cimenteries CBR Cementbed                                                    130               11,283
Delhaize-Le Lion SA-Preferred                                                299               17,552
Electrabel SA-Strip                                                           58                   64
Electrabel                                                                   323               75,742
Fortis AG                                                                    215               33,928



              See accompanying notes to the financial statements.             10

PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

BELGIUM (CONTINUED)
GBL Group                                                                    139  $            17,635
Generale De Banque SA                                                         88               31,245
Gervaert Photo-Producten NV                                                  151               10,199
Glaverbel                                                                     40                4,709
Kredietbank NPV                                                               77               25,274
Kredietbank NV                                                                10                3,282
Petrofina SA NPV                                                             139               43,518
Reunies Electrobel & Tractebel-Strip*                                         13                    6
Reunies Electrobel & Tractebel                                                81               37,451
Royal Belge SA-Strip                                                          96                   27
Royal Belge                                                                   96               19,754
Solvay Et Cie A NPV                                                           50               30,653
The Union Miniere Group*                                                     149               10,134
                                                                                    ------------------
                                                                                              383,086                1.6%
                                                                                    ------------------
BRAZIL
Aracruz Celulose                                                           1,000                1,607
Banco Bradesco SA                                                      2,150,000               15,714
Banco Itau SA                                                             26,000               10,194
Cia Cervejaria Brahma                                                     16,000                9,440
Cia Energetica De Minas Gerais                                           395,000               12,733
Cia Souza Cruz Industry e Commerce                                         1,000                5,702
Electrobras-Preferred B                                                   30,000                9,845
Electrobras SA                                                            77,000               24,524
Patroleo Brasile                                                         100,000               13,746
Sdad White Martins                                                     5,200,000                7,601
Telebras-Preferred                                                       634,000               48,179
Usiminas                                                               3,700,000                3,689
Vale Do Rio Doce-Preferred                                                   900               18,863
                                                                                    ------------------
                                                                                              181,837                0.8%
                                                                                    ------------------
CHILE
Chilgener SA ADR                                                             270                5,704
Compania de Telecomunicaciones ADR                                           340               32,343
Empresa Nacional de Electricidad ADR                                       3,200               52,800
Enersis SA ADR                                                             2,790               78,818
Maderas y Sinteticos Sociedad ADR                                            500                6,813
                                                                                    ------------------
                                                                                              176,478                0.7%
                                                                                    ------------------
DENMARK
Aarhus Oliefabrik A                                                           16                  810
Aarhus Oliefbarik B                                                            4                  204
Carlsberg A                                                                  184               11,989
Carlsberg B                                                                  149                9,734
Den Danske Bank                                                              276               20,841
D/S 1912 B                                                                     1               25,028
East Asiatic Co*                                                             111                2,110
Fls Industries AS B                                                           48                6,027
GN Store Nord                                                                 31                2,946
Investeringsselskab AF                                                        39                2,779
ISS Intl Service System B                                                    151                4,176
Korn-Og Foderstofkomp                                                         60                2,342
Lauritzen B*                                                                  14                1,128
Nordiske Kabel Traadfabri                                                     39                2,078
Novo-Nordisk AS                                                              196               36,251
Royal Copenhagen AS                                                           15                1,374
Sas Danmark AS                                                               128                1,564
Sophus Berendsen AS A                                                         31                3,882
Sophus Berendsen                                                              93               11,757
Superfos AS                                                                   32                3,747
Tele Danmark B                                                               684               34,123
Unidanmark                                                                   242               12,073
                                                                                    ------------------
                                                                                              196,963                0.8%
                                                                                    ------------------


              See accompanying notes to the financial statements.             11


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

FRANCE
Accor SA                                                                     100  $            12,833
Air Liquide                                                                  330               52,651
Alcatel Alsthom                                                              622               56,565
AXA Co                                                                     1,000               60,123
Banque National de Paris                                                     800               31,871
Bouygues                                                                     100               11,128
Carrefour Supermarche                                                        130               80,326
Cie Generale des Eaux                                                      1,224              150,978
Compagnie Bancaire                                                           110               12,515
Compagnie de Saint Goban                                                     295               42,433
Compagnie Financiere de Suez                                                 600               25,685
Compagnie Financiere Paribas                                                 500               34,371
Eridania Beghin                                                              100               15,533
Euro Disneyland Sca-Warrants*                                                600                  145
Euro Disneyland Sca*                                                         100                  207
Groupe Danone                                                                300               44,187
Havas SA                                                                     200               14,174
Imetal                                                                       100               15,763
Lafarge Coppee                                                               330               20,858
L'Oreal                                                                      330              120,787
LVMH Co                                                                      420              106,508
Lyonnaise des Eaux-Dumez                                                     200               19,046
Michelin B French Registered                                                 400               20,525
Pernod-Ricard                                                                200               11,071
Peugeot SA                                                                   200               24,593
Printemps                                                                    100               39,820
Promodes                                                                     100               27,811
Rhone Polenc                                                               1,300               42,130
Schneider SA                                                                 600               28,558
Societe Generale                                                             300               32,810
Societe National Elf-Aquitaine                                             1,120               97,842
Ste                                                                          114               21,376
Thomson CSF                                                                  500               16,175
Total Cie Francaise Petroles*                                                900               72,003
                                                                                    ------------------
                                                                                            1,363,401                5.8%
                                                                                    ------------------
GERMANY
Adidas AG                                                                    350               30,409
Allianz AG Holdings                                                          150              273,828
BASF AG                                                                    4,000              148,098
Bayer AG                                                                   5,000              201,393
Bayer Hypoth-Und Wechsel Bank AG                                           4,000              125,606
Bayerische Vereinsbank AG                                                  2,000               83,889
Beiersdorf AG                                                                500               24,991
Continental AG                                                             1,000               17,312
Daimler Benz AG*                                                           4,000              261,495
Degussa AG                                                                   100               41,522
Deutsche Bank AG                                                           3,900              186,047
Dresdner Bank AG                                                           3,000               89,128
Karstadt AG                                                                   20                6,957
Linde AG                                                                     100               60,786
Lufthansa German                                                           3,000               38,658
MAN AG                                                                       120               28,310
Mannesmann AG                                                                300              125,248
Merck KGaA                                                                 1,350               49,948
Metro AG*                                                                    400               33,582
Muenchener Rueckversicherungs                                                109              262,116
Preussag AG                                                                  100               23,494
RWE AG (a)                                                                 3,000              132,765
RWE AG-Preferred                                                           1,000               36,771
Sap AG Vorzug                                                                300               41,274
Sap AG                                                                       450               61,648



              See accompanying notes to the financial statements.             12


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)
Schering AG                                                                1,000  $            82,196
Siemens AG                                                                 4,000              192,900
Thyssen AG                                                                   220               39,488
Veba AG                                                                    3,750              219,526
Viag AG                                                                      200               75,819
Volkswagen AG                                                                200               80,245
                                                                                    ------------------
                                                                                            3,075,449               13.0%
                                                                                    ------------------
GREAT BRITAIN
Arjo Wiggins Appleton PLC                                                  1,433                3,856
Chubb Security PLC                                                         7,960               45,914
General Electric Co PLC                                                    2,166               13,568
Glaxo Wellcome PLC                                                         6,108              101,154
Hanson Trust PLC                                                          17,050               22,938
Imperial Chemical Industries                                               1,200               15,569
Imperial Tobacco Group PLC                                                 1,705               10,852
RTZ Corp                                                                   1,750               29,458
Smithkline Beecham PLC                                                     3,136               43,191
Vodafone Group PLC                                                        19,347               83,777
                                                                                    ------------------
                                                                                              370,277                1.6%
                                                                                    ------------------
GREECE
Commercial Bank of Greece                                                    800               21,568
Credit Bank Greece                                                           721               45,077
Ergo Bank SA                                                                 600               31,012
Hellas Can SA                                                                100                1,596
Hellenic Bottling Co                                                       1,400               40,407
Hellenic Sugar                                                             1,100               10,643
Heracles General Cement Co                                                 1,600               20,179
Intracom SA                                                                  520               12,654
Michaniki SA                                                               1,000                7,836
Titan Cement Co                                                              300               16,499
                                                                                    ------------------
                                                                                              207,471                0.9%
                                                                                    ------------------
HONG KONG
Cheung Kong                                                                1,800               15,830
China Light & Power Co                                                     1,560                6,698
Hang Seng Bank                                                             1,300               15,678
Hong Kong Telecom                                                          4,500                7,799
HSBC Holdings PLC                                                          5,700              118,689
Hutchison Whampoa Ltd                                                      3,800               29,365
Sun Hung Kai Properties Ltd                                                1,280               15,892
                                                                                    ------------------
                                                                                              209,951                0.9%
                                                                                    ------------------
INDONESIA
Bank International Indonesia                                              39,751               36,869
Barito Pacific Timber                                                      9,500                6,178
Pt Astra International                                                     7,000               17,612
Pt Gudang Garam                                                           10,000               42,537
Pt Indah Kiat Pulp & Paper                                                12,485                9,051
Pt Indocement Tunggal Prakarsa                                            18,000               28,977
Pt Indostat                                                                6,000               16,567
Unilever                                                                     500                7,505
                                                                                    ------------------
                                                                                              165,296                0.7%
                                                                                    ------------------
IRELAND
Allied Irish Banks PLC                                                       300                1,973
CRH PLC                                                                      100                1,019
Fii Fyffes                                                                   100                  180
Irish Life PLC                                                               100                  463
James Crean PLC                                                            2,500                8,747
Jefferson Smurfit Group PLC                                                  400                1,117
Kerry Group PLC                                                               55                  611
Woodchester Investments PLC                                               12,300               43,449
                                                                                    ------------------
                                                                                               57,559                0.2%
                                                                                    ------------------


              See accompanying notes to the financial statements.             13


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

ITALY
Alleanza Assicuraz                                                           278  $             1,494
Assicurazione Generali                                                     8,415              171,610
Banco Ambrosiano Veneto                                                    6,400               14,296
Bank Commerciale Italiana                                                 20,400               37,683
Benetton                                                                   2,300               29,377
Burgo (Caritere) SPA                                                       1,700                8,115
Credito Italiano                                                          29,000               31,958
Edison SPA                                                                 8,200               52,235
Eni SPA                                                                   46,200              245,707
Fiat Italian-Private Placement                                            12,000               18,765
Fiat Risp-Non Convertable                                                  9,300               15,225
Fiat SPA                                                                  31,500               92,775
Istituto Banc San Paolo Torina                                             6,600               40,595
Istituto Mobiliare Italiano                                                5,400               45,608
Istituto Nazionale Delle Assic                                            37,000               51,065
Italcenenti Fabbriche Riunit                                               2,100               12,308
Italgas                                                                    8,600               35,636
Magnetti Marelli SPA                                                       5,600                6,500
Marzotto & Figi SPA                                                          700                4,246
Mediobanca Banca Di Credito                                                6,170               35,953
Montedison SPA*                                                           51,060               36,196
Olivetti-Private Placement*                                                  400                  288
Olivetti*                                                                 16,300                5,803
Parmalat Finanziaria SPA                                                  14,700               22,842
Pirelli SPA                                                               18,600               34,407
RAS SPA                                                                    3,850               38,308
Rinascente - Warrants*                                                       100                   47
Rinascente                                                                 2,000               11,699
SAI                                                                        1,600               13,990
Sirti SPA                                                                  2,800               16,950
Snia BPD                                                                   2,600                2,558
Telecom Italia-Di Risp                                                    20,200               37,180
Telecom Italia Mobile-Di Risp Non Convertable                             12,000               15,983
Telecom Italia Mobile-ORD                                                 66,900              156,772
Telecom Italia SPA-ORD                                                    61,900              144,932
                                                                                    ------------------
                                                                                            1,489,106                6.3%
                                                                                    ------------------
JAPAN
Aida Engineering Limited                                                   3,000               21,168
Alps Electronics Co                                                        2,000               24,428
Amada Co Ltd                                                               1,000                8,365
Aoki International Co Ltd                                                  3,000               58,521
Asahi Bank Ltd                                                             2,000               19,507
Asahi Chemical Industry Co Ltd                                               100                  657
ASICS Corp*                                                               14,000               35,183
Chichibu Onoda Cement Corp                                                 1,000                4,666
Chiyoda Fire & Marine Insurance Co                                         4,000               20,632
Chubu Electric Power                                                       1,000               20,474
Citizen Watch Co Ltd                                                       1,000                7,803
Dai Nippon Printing Co Ltd                                                 4,200               76,763
Daido Steel Co                                                             1,800                7,086
Dai-Ichi Kangyo Bank                                                       2,790               45,354
Daikyo Inc                                                                 7,000               37,889
Daito Trust Construction                                                   4,000               52,370
Daiwa House Industry                                                       1,600               22,213
Daiwa Kosho Lease Co Ltd                                                   5,000               43,847
Daiwa Securities                                                           3,000               32,424
Fuji Bank                                                                  6,100              106,129
Fuji Photo Film                                                            2,800               87,834
Fujikura Ltd                                                               1,000                8,400
Fujisawa Pharmaceutical                                                    8,000               70,999
Fujita Corp                                                               20,000               63,266



              See accompanying notes to the financial statements.             14

PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)
Fujitsu Ltd                                                                4,200  $            40,227
Fukuyama Transporting Co                                                   3,000               23,830
Furkukawa Electric                                                         2,000               10,492
Gakken*                                                                    9,000               59,312
Green Cross*                                                               8,000               39,576
Gunze Ltd                                                                 16,000               89,697
Hazama-Gumi                                                                9,000               29,893
Higo Bank                                                                  1,000                6,942
Hitachi Seisakusho Ltd                                                    17,100              159,272
Hokkaido Bank                                                              7,000               17,715
Hokkaido Takushoku Bank                                                    7,000               15,377
Hokuriku Bank                                                              4,000               20,948
Honda Motor Co Ltd                                                         2,000               59,048
House Food Industry                                                        2,000               34,093
Inax                                                                       1,000                8,427
Industrial Bank of Japan                                                   4,800               94,899
Ito Yokado Co                                                              1,000               50,525
Iwatani International Corp                                                 1,040                5,410
Joyo Bank                                                                  1,680               11,072
Kaneka Corp                                                                1,000                5,931
Kansai Electric Power                                                      2,500               52,282
Kawasaki Steel                                                             7,400               23,213
Komatsu Ltd                                                               13,400              112,918
Kumagai Gumi Co                                                           28,000               79,223
Kurabo Industries                                                          6,000               18,980
Kyudenko Co, Ltd                                                           2,000               21,440
Long Term Credit Bank of Japan                                             5,000               31,633
Marubeni Corp                                                              6,000               27,152
Marudai Food Co Ltd*                                                      13,800               79,304
Matsushita Electric Industries                                             9,600              166,179
Meiji Seika                                                                1,000                5,949
Minebea Co Ltd                                                             1,000                8,541
Mitsubishi Electric                                                       14,000               80,576
Mitsubishi Heavy                                                           8,300               67,827
Mitsubishi Oil Co                                                          1,000                6,634
Mitsubishi Paper                                                           1,000                4,675
Mitsubishi Trust                                                           3,000               48,240
Mitsui Marine & Fire Insurance                                             1,400                9,017
Mitsui Trust & Banking                                                     2,400               22,987
Mizuno Corp                                                                7,000               54,620
Nagasakiya*                                                                6,000               28,470
Nagase & Co                                                                4,000               34,023
Nagoya Railroad Co Ltd                                                     6,000               23,988
Nichido Fire & Marine Insurance                                            1,050                6,449
Nichiei Fudosan*                                                           8,000               22,143
Nichirei Corp                                                              1,000                5,668
Nihon Cement Co Ltd                                                        1,000                6,195
Nintendo Corp Ltd                                                            900               63,345
Nippon Denko Co                                                           14,000               52,651
Nippon Fire & Marine Insurance                                             1,000                5,422
Nippon Light Metal Co                                                      1,600                7,353
Nippon Oil Co                                                             15,200               85,880
Nippon Oil & Fats Co Ltd                                                   1,000                5,184
Nippon Shinpan Co                                                          4,000               25,060
Nippon Steel Corp                                                            900                2,720
Nippon Yakin Kogyo*                                                       12,000               40,596
Nishi-Nippon Bank                                                          3,000               18,479
Nissan Motors                                                              6,000               42,652
Nisshinbo Industries Inc                                                   4,000               35,148
Nomura Securities Co Ltd                                                   5,000               84,355
Okumura                                                                    1,000                6,520



              See accompanying notes to the financial statements.             15


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)
Olympus Optical                                                            1,000  $             9,402
Orient Corp                                                                6,000               34,111
Osaka Gas Co Ltd                                                           6,000               18,505
Renown Inc*                                                                6,000               16,924
Sagami Railway                                                             1,000                3,945
Sakura Bank Ltd                                                            8,400               76,763
Sankyo Aluminum Industry Co                                                1,000                4,543
Sanyo Electric Co Ltd                                                     13,000               60,885
Seino Transportation Co Ltd                                                2,000               26,537
Sekisui House Ltd                                                          8,000               85,761
Seven Eleven Japan Ltd                                                       100                5,966
Shionogi & Co Ltd                                                          1,000                7,838
Shiseido Co                                                                8,000               96,305
Sony Corp                                                                    900               57,651
Sumitomo Bank                                                              7,693              133,844
Sumitomo Corp                                                             14,000              118,712
Sumitomo Metal                                                             1,000                7,337
Teijin Limited                                                             5,000               23,857
The Bank of Tokyo Mitsubishi                                              10,400              212,926
Tokai Bank                                                                 6,200               71,368
Tokyo Electric Power Co Inc                                                4,000               90,330
Tokyo Steel Manufacturing                                                  3,000               44,286
Tokyu Construction                                                         6,000               20,825
Toyo Trust & Banking                                                       3,000               25,913
Toyobo Co Ltd                                                              1,800                5,678
Toyoda Automatic Loom Works                                                2,000               38,135
Toyota Motor Co                                                            8,986              245,564
UBE Industries Ltd                                                         2,400                7,508
Yamaichi Securities                                                        9,000               47,529
Yasuda Trust & Banking                                                     3,000               14,156
                                                                                    ------------------
                                                                                            4,795,459               20.2%
                                                                                    ------------------
MEXICO
Alfa SA A                                                                    692                3,085
Cemex SA B                                                                 2,575                9,295
Cifra SA De Cv B                                                          16,600               22,791
Empressa La Moderna                                                        1,700                7,902
Fomento Economico Mexicano                                                 2,700                9,233
Grupo Financiero Banamex B*                                                  300                  591
Grupo Financiero Banamex L*                                                   25                   45
Grupo Financiero Bancomer B                                                7,800                3,132
Grupo Financiero Bancomer L                                                  289                   95
Grupo Industrial Bimbo A                                                   1,000                5,693
Grupo Mexico SA B*                                                         4,600               15,148
Grupo Modelo SA                                                            4,000               22,317
Grupo Televisa SA                                                            500                6,776
Kimberly Clark                                                             1,000               19,403
Telefonos de Mexico                                                       36,400               55,415
                                                                                    ------------------
                                                                                              180,921                0.8%
                                                                                    ------------------
NETHERLANDS
Koninklijke Hoogovens                                                        100                3,857                0.0%
                                                                                    ------------------

NEW ZEALAND
Fletcher Forestry Shares                                                   3,900                6,434                0.0%
                                                                                    ------------------

NORWAY
Aker ASA                                                                   2,450               54,970
Bergesen dy ASA A                                                          2,800               63,914
Bergesen dy ASA B                                                          1,200               27,205
Dyno Industrier ASA                                                        1,400               34,247
Elkem ASA                                                                  2,600               40,714
Hafslund Nycomed ASA A                                                     3,700               28,249




              See accompanying notes to the financial statements.             16


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

NORWAY (CONTINUED)
Hafslund Nycomed ASA B                                                     3,000  $            20,614
Kvaerner ASA A                                                               600               22,811
Kvaerner ASA B                                                             1,800               74,462
Leif Hoegh & Co ASA                                                        1,600               28,669
Norsk Hydro                                                               11,900              599,821
Norske Skogindustrier ASA A                                                1,700               51,387
Nycomed ASA A*                                                             3,400               49,797
Nycomed ASA B*                                                             2,400               34,777
Orkla ASA A                                                                2,050              136,709
Orkla Borregaard                                                             550               33,550
Petroleum Geo-Services ASA*                                                1,700               63,571
Storebrand ASA*                                                           16,050               95,780
                                                                                    ------------------
                                                                                            1,461,247                6.2%
                                                                                    ------------------
PHILIPPINES
Ayala Land Inc                                                            10,650               11,547
Manila Electirc                                                            1,350               10,015
Petron Corp                                                               36,225               11,714
Philippine Long Distance                                                     300               17,519
Philippine National Bank*                                                  1,800               22,426
San Miquel Corp                                                            2,946               11,768
Sm Prime Holdings                                                         54,600               13,086
                                                                                    ------------------
                                                                                               98,075                0.4%
                                                                                    ------------------
PORTUGAL
Banco Comercial Portugues                                                  1,900               24,763
Banco de Fomento                                                           1,200               19,956
Banco Espirito Santo                                                       1,300               22,533
Banco Portuguese de Invest SA                                                858               10,668
Banco Totta & Acores                                                         645               11,371
Cimentos De Portugal SA                                                    2,000               41,833
Jeronimo Martins                                                             100                9,198
Portugal Telecom                                                           2,592               68,835
Sonae Industria e Investimento                                               700               20,983
                                                                                    ------------------
                                                                                              230,140                1.0%
                                                                                    ------------------
SOUTH AFRICA
Amalgamated Banks of South Africa                                          1,500                8,137
De Beers Centenary AG                                                        550               16,798
Driefontein                                                                  500                5,696
Liberty Life Association of Africa                                           425               10,790
Nedcor Ltd                                                                   450                6,542
Rembrandt Group Limited                                                    1,400               12,546
Sasol  Limited                                                               850               10,513
South African Breweries Ltd                                                  525               13,243
Tiger Oats Limited                                                           800               11,283
Vaal Reefs Exploration & Mining                                              100                6,965
                                                                                    ------------------
                                                                                              102,513                0.4%
                                                                                    ------------------
SPAIN
Acerinox SA                                                                  100               12,737
Alba Corp France                                                             100                9,410
Argentaria SA                                                              1,100               42,883
Autopistas Concesionaria Espanola Accion                                   2,000               24,240
Banco Bilbao Vizcaya                                                       2,100              106,183
Banco Central Hispano                                                      1,500               37,344
Banco de Santander                                                         1,500               81,288
Banco Espanol de Credito*                                                  1,200                7,744
Corporacion Mapfre                                                           200               10,576
Cros SA*                                                                   1,600                  963
Dragados y Construcciones                                                    500                6,948
Ebro Agricolas                                                               400                5,558
El Aguila*                                                                   200                1,004
Empresa Nacional de Celulosa                                                 200                2,478
Empresa Nacional de Electricidad                                           2,400              162,112




              See accompanying notes to the financial statements.             17


PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                                   SHARE                    MARKET            PERCENT OF
   DESCRIPTION                                                     AMOUNT               VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

SPAIN (CONTINUED)
Fomento Construction y Contra                                                100  $             8,453
Gas Natural Sdg SA                                                           300               62,251
General De Aguas D'Barcelona                                                 400               15,748
Iberdrola SA                                                               8,300               95,789
Inmobil Metro Vasco - Central                                                200                7,195
Inmobiliaria Urbis SA Accion*                                                400                1,612
Portland Valderr                                                             100                6,099
Prosegur Compania Securidad                                                  500                4,072
Repsol SA                                                                  2,700               99,942
Sarrio SA                                                                    500                1,536
Sociedad Espanola de Carburos                                                300               12,506
Tabacalera Spani                                                             300               11,788
Telefonica de Espana                                                       8,400              184,159
Union Electrica Fenosa SA                                                  2,700               20,343
Uralita SA                                                                   500                3,705
Vallehermoso SA                                                              400                8,322
Viscofan Envolturas                                                          200                3,088
Zardoya Otis                                                                 100               10,653
                                                                                    ------------------
                                                                                            1,068,729                4.5%
                                                                                    ------------------
SWEDEN
Diligentia AB*                                                               380                6,086                0.0%
                                                                                    ------------------

THAILAND
Bangkok Bank PCL                                                           3,600               41,158
Charoen Pokphand Feedmill PCL                                                100                  384
Land & House PCL                                                           2,200               17,400
Phatra Thanakit Co Ltd                                                     2,400                8,927
Ptt Exploration & Production PCL                                           1,600               23,555
Shinawatra Computer PCL                                                    1,100               14,557
Siam Commercial Bank PCL                                                   1,000                7,752
Siam Cement PCL                                                              500               17,384
Thai Farmers Bank PCL Foreign                                                900                7,682
Thai Farmers Bank PCL                                                      2,100               11,593
Thai Telephone & Telecom PCL*                                              5,000                7,929
The Industrial Finance Corp of Thailand                                    3,300               10,466
United Communication Industry                                              1,300               10,333
                                                                                    ------------------
                                                                                              179,120                0.8%
                                                                                    ------------------
TURKEY
Aksa Akrilik Kimya Sanayii                                               114,710               16,059
Arcelik AS                                                               208,083               19,976
Cimsa                                                                    105,000                8,820
Cukurova Elektrik                                                          4,200                4,305
Ege Biracilik Ve Malt Sanay                                               56,768               15,044
Eregli Demir Ve Celik Fabrik                                             178,325               25,857
Migros                                                                    18,000               18,000
Netas Telekomunik                                                         31,000                6,743
Otosan Otomobil                                                           45,400               19,068
Tofas Otomobil Fabrik*                                                   252,000                9,576
Trakya Cam SA                                                            256,904               14,130
Turkiye Garanti Bankasi AS                                               468,000               24,336
Turkiye Is Bankasi AS C                                                  381,200               70,522
                                                                                    ------------------
                                                                                              252,436                1.0%
                                                                                    ------------------
UNITED STATES
Millenium Chemicals Inc (a)(c)*                                              243                5,012                0.0%
                                                                                    ------------------

TOTAL COMMON STOCK (Cost $17,648,078)                                                      18,443,572               77.8%
                                                                                    ------------------  ---------------



              See accompanying notes to the financial statements.             18



PANAGORA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)

                                                    MATURITY        FACE         MARKET            PERCENT OF
   DESCRIPTION                    RATE                DATE         AMOUNT     VALUE (NOTE 1)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT

Investors  Bank & Trust 5.22%,  dated 11/29/96
to be  repurchased  at  $4,154,847 on 12/2/96,
collateralized by U.S. Government  Obligations
with rates  ranging from 6.8375% to 8.044% and
maturity  dates from 1/1/23 to 11/15/23,  with
an aggregate market value of $4,363,576.           $         4,153,642 $          4,153,642               17.6%
                                                                          ------------------


COMMERCIAL PAPER
Bank of Ireland                   5.250%       12/02/96        146,103              146,103                0.6%
                                                                          ------------------

US GOVERNMENT OBLIGATIONS
US Treasury Bill (b)              4.865%       12/26/96        850,000              839,547                3.5%
                                                                          ------------------

TOTAL  SHORT-TERM INVESTMENTS (at Amortized Cost )                                5,139,292               21.7%
                                                                          ------------------  ---------------

TOTAL INVESTMENTS  (Cost $22,787,370)                                            23,582,864               99.5%
Other Assets                                                                        120,461                0.5%
                                                                          ------------------  ---------------
NET ASSETS                                                              $        23,703,325              100.0%
                                                                          ==================  ===============


NOTES TO THE PORTFOLIO OF INVESTMENTS

ADR American Depository Receipt

ORD Ordinary Shares

(a) All or a portion of this security is on loan.

(b) This security is held as collateral for open futures contracts.

(c) Shares received in spinoff from Hanson Plc.

*   Non-income producing security.



              See accompanying notes to the financial statements.             19




PANAGORA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)


At  November  30,  1996,   industry  sector   diversification  of  the  PanAgora
International Equity Fund's investments as a percentage of net assets was as follows:

                                                                  % OF
                       INDUSTRY SECTOR                         NET ASSET

Banking                                                          13.97%
Electric Utilities                                                6.02
Chemicals                                                         5.17
Insurance                                                         4.55
Metals & Mining                                                   4.55
Automotive                                                        4.40
Electronics                                                       4.20
Telecommunication                                                 3.79
Oil & Gas                                                         3.76
Beverages, Food & Tobacco                                         3.47
Financial Services                                                3.11
Building & Construction                                           3.05
Pharmaceuticals                                                   2.23
Engineering                                                       1.62
Retailers                                                         1.51
Textiles & Apparel                                                1.16
Diversified                                                       1.07
Personal Care Products                                            1.02
Transportation                                                    0.97
Building Materials & Components                                   0.89
Forest & Paper Products                                           0.82
Electronic Equipment                                              0.81
Printing & Publishing                                             0.78
Heavy Machinery                                                   0.72
Business Services                                                 0.60
Miscellaneous                                                     3.58
Short Term Investments                                           21.68
                                                            ----------
   Subtotal                                                      99.50
Other Assets                                                      0.50
                                                            ----------
      Total Net Assets                                          100.00%
                                                            ==========






             See accompanying notes to the financial statements.              20






PANAGORA INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
NOVEMBER 30, 1996 (UNAUDITED)


   Settlement                                           Units of            In Exchange for          Appreciation
      Date                Deliver/Receive               Currency           (in U.S. Dollars)        (Depreciation)
-----------------    --------------------------    -------------------   ----------------------   -------------------
CONTRACTS TO BUY CURRENCY:

    12/05/96         Australian Dollar                    514,000      $           405,459      $         12,789

    04/03/97         Australian Dollar                    514,000                  416,165                   854

    12/05/96         Italian Lira                   2,512,380,090                1,645,294                14,006

    04/03/97         Italian Lira                   2,512,380,090                1,649,214                 2,225

    12/05/96         Japanese Yen                      94,537,500                  860,652               (29,148)

    04/03/97         Japanese Yen                      94,537,500                  853,828                (8,451)

    12/05/96         Spanish Peseta                   142,780,000                1,110,783                (8,805)

    04/03/97         Spanish Peseta                   142,780,000                1,107,122                (8,321)

    12/05/96         French Franc                      11,985,500                2,332,540               (36,069)

    04/03/97         French Franc                      11,985,500                2,326,965               (10,651)

    12/05/96         British Pound                        185,000                  289,202                21,874

    04/03/97         British Pound                        185,000                  307,655                 2,474

    12/05/96         Hong Kong Dollar                   1,059,000                  136,968                    (5)

                                                                                              -------------------
                                                                                            $            (47,228)
                                                                                              ===================

CONTRACTS TO SELL CURRENCY:

    12/05/96         Australian Dollar                    514,000  $               417,013  $             (1,235)

    12/05/96         Italian Lira                   4,436,052,090                2,924,192                (5,597)

    12/05/96         Japanese Yen                      94,537,500                  839,512                 8,008

    12/05/96         Spanish Peseta                   142,780,000                1,109,643                 7,665

    12/05/96         French Franc                      11,985,500                2,313,468                16,998

    12/05/96         British Pound                        185,000                  308,456                (2,619)

    12/05/96         Hong Kong Dollar                   1,059,000                  136,931                   (32)

    04/03/97         Hong Kong Dollar                   1,059,000                  136,903                   (12)

                                                                                              -------------------
                                                                                            $             23,176
                                                                                              ===================



                 See accompanying notes to financial statements               21




PANAGORA INTERNATIONAL EQUITY FUND
SCHEDULE OF OPEN FUTURES CONTRACTS
NOVEMBER 30, 1996 (UNAUDITED)



                                                                                                                Net Unrealized
Number of                                                                                        Contract       Appreciation
Contracts             Type                         Currency             Expiration Date            Value        (Depreciation)
---------------- --------------------------- ---------------------    ---------------------    --------------   --------------
LONG:


       2         FTSE Index                     British Pound            December 1996       $       342,134  $         4,845

       9         AOI Index                    Australian Dollar          December 1996               436,915           25,815

      28         CAC 40 Index                    French Franc            December 1996             2,487,340          248,517

       6         TOPIX Index                     Japanese Yen            December 1996               825,623            5,718

       4         MLN Index                       Italian Lira            December 1996               418,596           53,841

      335        IBX 35 Index                   Spanish Peseta           December 1996             1,211,446           27,127

                                                                                                                --------------
                                                                                                              $       365,863
                                                                                                                ==============
SHORT:

       2         Hang Seng                   Hong Kong Dollar            December 1996       $       174,211  $        (2,729)

                                                                                                                --------------
                                                                                                              $        (2,729)
                                                                                                                ==============

                 See accompanying notes to financial statements               22





THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)


====================================================================================================================================
                                                                                        ASSET                     INTERNATIONAL
                                                                                      ALLOCATION                      EQUITY
                                                                                         FUND                          FUND
                                                                                -----------------------        ---------------------

ASSETS:

         Investments, at value * (Note 1) - See accompanying portfolios                    $11,777,233                  $23,582,864
         Foreign currency, at value **                                                               -                      271,614
         Receivable from:
           Dividends and interest                                                               49,090                       56,587
           Advisor (Note 2)                                                                     30,995                        1,240
           Variation margin on open futures contracts (Note 6)                                       -                       35,364
         Unamortized organization costs (Note 5)                                                 6,310                        6,379

                                                                                -----------------------        ---------------------
           Total assets                                                                     11,863,628                   23,954,048
                                                                                -----------------------        ---------------------


LIABILITIES:
         Payable for:
           Securities purchased                                                                      -                       18,890
           Variation margin on open futures contracts (Note 6)                                   2,843                            -
           Unrealized loss on forward foreign
               currency contracts (Note 6)                                                           -                       24,052
         Payable upon return of securities loaned (Note 1)                                     272,100                      146,103
         Accrued expenses and other liabilities                                                 37,021                       61,678

                                                                                -----------------------        ---------------------
         Total Liabilities                                                                     311,964                      250,723
                                                                                -----------------------        ---------------------



NET ASSETS                                                                                 $11,551,664                  $23,703,325
                                                                                =======================        =====================

NET ASSETS CONSIST OF:
         Paid-in capital                                                                    $9,010,908                  $21,967,483
         Undistributed net investment income (distributions in
            excess of net investment income)                                                   224,654                      (12,694)
         Accumulated net realized gain on investments,
            closed futures contracts and foreign currency transactions                         693,807                      658,329
         Net unrealized appreciation on investments, foward currency
            contracts, open futures contracts, and net other assets                          1,622,295                    1,090,207
                                                                                -----------------------        ---------------------

NET ASSETS                                                                                 $11,551,664                  $23,703,325
                                                                                =======================        =====================


NUMBER OF FUND SHARES ISSUED AND OUTSTANDING (NOTE 4)                                          855,200                    2,078,930
                                                                                =======================        =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
      BENEFICIAL INTEREST OUTSTANDING                                                           $13.51                       $11.40
                                                                                =======================        =====================





 * Cost of investments                                                                     $10,276,689                  $22,787,370

* * Cost of foreign currency                                                                         -                     $315,972





                 See accompanying notes to financial statements               23





THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)


==================================================================================================================================
                                                                                              ASSET                INTERNATIONAL
                                                                                            ALLOCATION                EQUITY
                                                                                               FUND                    FUND
                                                                                       ---------------------   -------------------
INVESTMENT INCOME:
         Dividends (net of foreign withholding taxes *)                                             $69,988              $126,524
         Interest                                                                                   108,888               151,111
                                                                                       ---------------------   -------------------
             Total investment income                                                                178,876               277,635
                                                                                       ---------------------   -------------------

EXPENSES:
         Investment Advisory fees (Note 2)                                                           31,615                90,911
         Custody, transfer agent and administration fees (Note 2)                                    49,829               108,362
         Audit and legal fees                                                                        15,776                21,875
         Registration and filing fees                                                                 4,010                 3,447
         Trustees' fees and expenses (Note 2)                                                         6,567                 6,592
         Amortization of organization costs (Note 5)                                                  2,079                 2,070
         Other                                                                                        2,049                 1,548
                                                                                       ---------------------   -------------------
                Total expenses before reimbursement                                                 111,925               234,805
                Less expenses waived or reimbursed by the Advisor (Note 2)                           64,518               109,820
                                                                                       ---------------------   -------------------
                Net expenses                                                                         47,407               124,985

NET INVESTMENT INCOME                                                                               131,469               152,650
                                                                                       ---------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
         Net realized gain (loss) on:
            Security transactions                                                                   223,304               345,483
            Closed futures contracts                                                                (15,679)              181,962
            Foreign currency related transactions                                                         -               (86,233)
                                                                                       ---------------------   -------------------
              Net realized gain                                                                     207,625               441,212
                                                                                       ---------------------   -------------------
         Net change in unrealized appreciation (depreciation) of:
            Securities                                                                              613,672              (239,323)
            Open futures contracts                                                                  146,388                (2,780)
            Foreign currency and net other assets                                                         -                28,659
                                                                                                               -------------------
                                                                                       ---------------------
              Net unrealized appreciation (depreciation) during the period                          760,060              (213,444)
                                                                                       ---------------------   -------------------


NET REALIZED AND UNREALIZED GAIN                                                                    967,685               227,768
                                                                                       ---------------------   -------------------

NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                                               $1,099,154              $380,418
                                                                                       =====================   ===================


* Net of foreign taxes withheld of:                                                                     $74               $16,545




                 See accompanying notes to financial statements               24





THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA ASSET ALLOCATION FUND


=================================================================================================================================
                                                                                  SIX MONTHS ENDED
                                                                                  NOVEMBER 30, 1996               YEAR ENDED
                                                                                    (UNAUDITED)                  MAY 31, 1996
                                                                                  -----------------            ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
         Net investment income                                                            $131,469                      $209,454
         Net realized gain on investments and closed futures contracts                     207,625                       835,024
         Net change in unrealized appreciation on investments
           and open futures contracts                                                      760,060                       570,433
                                                                                  -----------------            ------------------
         Net increase in net assets resulting from operations                            1,099,154                     1,614,911
                                                                                  -----------------            ------------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                   -                      (185,985)
         Net realized gains                                                                      -                      (688,774)
                                                                                  -----------------            ------------------

         Total distributions to shareholders                                                     -                      (874,759)
                                                                                  -----------------            ------------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                    1,048,671                     1,840,215
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                                -                       874,759
         Cost of shares repurchased                                                       (535,165)                     (805,294)
                                                                                  -----------------            ------------------

         Net increase in net assets resulting from
            Fund share transactions                                                        513,506                     1,909,680
                                                                                  -----------------            ------------------

TOTAL INCREASE IN NET ASSETS                                                             1,612,660                     2,649,832

NET ASSETS:
         Beginning of period                                                             9,939,004                     7,289,172
                                                                                  -----------------            ------------------

         End of period *                                                               $11,551,664                    $9,939,004
                                                                                  =================            ==================




*  Including undistributed net
         investment income of:                                                            $224,654                       $93,185




                 See accompanying notes to financial statements               25






THE PANAGORA INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PANAGORA INTERNATIONAL EQUITY FUND


====================================================================================================================================
                                                                                     SIX MONTHS ENDED
                                                                                     NOVEMBER 30, 1996                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                                                 (UNAUDITED)                  MAY 31, 1996
                                                                                     ------------------            -----------------

OPERATIONS:
         Net investment income                                                                $152,650                     $248,550
         Net realized gain on investments, closed futures
            contracts, and foreign currency transactions                                       441,212                      579,256
         Net change in unrealized appreciation (depreciation) on
            investments, open futures contracts, forward currency contracts,
            and net other assets                                                              (213,444)                     720,911
                                                                                     ------------------            -----------------
         Net increase (decrease) in net assets resulting from operations                       380,418                    1,548,717
                                                                                     ------------------            -----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                       -                     (248,550)
         In excess of net investment income                                                          -                     (111,102)
                                                                                     ------------------
                                                                                                                   -----------------

         Total distributions to shareholders                                                         -                     (359,652)
                                                                                     ------------------            -----------------


FUND SHARE TRANSACTIONS (NOTE 4):
         Proceeds from sale of shares                                                        1,845,140                    3,365,610
         Net asset value of shares issued to shareholders
             in payment of distributions declared                                                    -                      356,498
         Cost of shares repurchased                                                           (690,110)                    (703,407)
                                                                                     ------------------            -----------------

         Net increase in net assets resulting from
            Fund share transactions                                                          1,155,030                    3,018,701
                                                                                     ------------------            -----------------

TOTAL INCREASE IN NET ASSETS                                                                 1,535,448                    4,207,766

NET ASSETS:
         Beginning of period                                                                22,167,877                   17,960,111
                                                                                     ------------------            -----------------

         End of period *                                                                   $23,703,325                  $22,167,877
                                                                                     ==================            =================




* Distributions in excess of net investment income of:                                         $12,694                     $165,344






                 See accompanying notes to financial statements               26






THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA ASSET ALLOCATION FUND


====================================================================================================================================

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                  SIX MONTHS ENDED
                                                                 NOVEMBER 30, 1996     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    (UNAUDITED)       MAY 31, 1996    MAY 31, 1995   MAY 31, 1994(A)
                                                                    ------------       -----------     -----------     -----------

NET ASSET VALUE, BEGINNING OF PERIOD:                                     $12.24            $11.26          $10.01          $10.00
                                                                    ------------       -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                   0.15              0.28            0.22            0.14
    Net realized and unrealized gain on investments                         1.12              1.97            1.18            0.02
                                                                    ------------       -----------     -----------     -----------

             Total from investment operations                               1.27              2.25            1.40            0.16
                                                                    ------------       -----------     -----------     -----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                              -                (0.27)          (0.15)          (0.10)
         Net realized gains                                                 -                (1.00)           -              (0.05)
                                                                    ------------       -----------     -----------     -----------
             Total distributions                                            -                (1.27)          (0.15)          (0.15)
                                                                    ------------       -----------     -----------     -----------

NET ASSET VALUE, END OF PERIOD:                                           $13.51            $12.24          $11.26          $10.01
                                                                    ============       ===========     ===========     ===========

TOTAL RETURN                                                              10.38%(b)         21.05%          14.13%           1.63%
                                                                    ============       ===========     ===========     ===========

RATIOS / SUPPLEMENTAL DATA:

     Net Assets, end of period (000's)                                   $11,552            $9,939          $7,289          $2,871
     Net expenses to average daily Net Assets                              0.90%(c)          0.90%(e)        0.90%           0.90%
     Net investment income to average daily Net Assets                     2.49%(c)          2.41%           2.46%           2.08%
     Portfolio turnover rate                                                 25%(b)            59%             77%             50%
     Average commission rate paid (d)                                      $0.05             $0.04              -               -

      Effect of voluntary expense limitation during the period:
           Per share benefit to net investment income                      $0.07             $0.15           $0.19           $0.53

      Ratios before expense limitation:
           Expenses to average daily Net Assets                            2.12%(c)          2.21%           3.07%           8.96%
           Net investment income (loss) to average daily Net Assets        1.27%(c)          1.10%           0.28%          (5.98%)


         (a) The Fund commenced operations on June 1, 1993.

         (b) Not annualized

         (c) Annualized

         (d) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

         (e) Ratio of net expenses to average daily net assets for the year ended May 31, 1996 excludes earnings credits. Including earnings credits the expense ratio would have been 0.82% for the year ended May 31, 1996. The Fund did not receive earnings credits for the six months ended November 30, 1996.




                 See accompanying notes to financial statements               27






THE PANAGORA INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
PANAGORA INTERNATIONAL EQUITY FUND


====================================================================================================================================
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                               SIX MONTHS ENDED
                                                              NOVEMBER 30, 1996    YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                 (UNAUDITED)      MAY 31, 1996     MAY 31, 1995     MAY 31, 1994(A)
                                                                 ------------     ------------     ------------     ------------

NET ASSET VALUE, BEGINNING OF PERIOD:                                  $11.22           $10.62           $10.75           $10.00
                                                                 ------------     ------------     ------------     ------------

INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)                                    0.08            (0.01)            0.33             0.11
         Net realized and unrealized gain on investments                 0.10             0.81             0.19             0.89
                                                                 ------------     ------------     ------------     ------------

             Total from investment operations                            0.18             0.80             0.52             1.00
                                                                 ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                           -                -               (0.13)           (0.03)
         In excess of net investment income                              -               (0.20)           (0.06)           (0.22)
         Net realized gains                                              -                -               (0.27)            -
         In excess of net realized gains                                 -                -               (0.19)            -

                                                                 ------------     ------------     ------------     ------------
             Total distributions                                         -               (0.20)           (0.65)           (0.25)
                                                                 ------------     ------------     ------------     ------------

NET ASSET VALUE, END OF PERIOD:                                        $11.40           $11.22           $10.62           $10.75
                                                                 ============     ============     ============     ============

TOTAL RETURN                                                            1.51%(b)         7.62%            5.09%           10.12%
                                                                 ============     ============     ============     ============

RATIOS / SUPPLEMENTAL DATA:

     Net Assets, end of period (000's)                                $23,703          $22,168          $17,960          $14,955
     Net expenses to average daily Net Assets                           1.10%(c)         1.10%(e)         1.10%            1.10%
     Net investment income to average daily Net Asset                   1.34%(c)         1.24%            1.39%            0.93%
     Portfolio turnover rate                                              15%(b)           67%             218%             160%
     Average commission rate paid (d)                                  $0.001           $0.002             -                -

      Effect of voluntary expense limitation during the period:
           Per share benefit  to net investment income                  $0.06            $0.10            $0.41            $0.16

      Ratios before expense limitation:
           Expenses to average daily Net Assets                         2.07%(c)         2.17%            2.85%            2.42%
           Net investment income (loss) to average daily Net Assets     0.38%(c)         0.17%           (0.36%)          (0.39%)


         (a) The Fund commenced operations on June 1, 1993.

         (b) Not annualized

         (c) Annualized

         (d) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

         (e) Ratio of net expenses to average daily net assets for the year ended May 31, 1996 excludes earnings credits. Including earnings credits the expense ratio would have been 0.83% for the year ended May 31, 1996. The Fund did not receive earnings credits for the six months ended November 30, 1996.




                 See accompanying notes to financial statements               28





THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     The PanAgora Institutional Funds (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 27, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of two separately managed investment series: PanAgora Asset Allocation Fund and PanAgora International Equity Fund, (the "Funds"). The Funds commenced operations on June 1, 1993.

     The PanAgora Asset Allocation Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The PanAgora International Equity Fund's investment objective is to maximize total return, consisting primarily of capital appreciation, with current income as a secondary objective. In order to achieve its investment objective, the PanAgora Asset Allocation Fund actively allocates its assets among U.S. equity securities, investment grade fixed income securities, cash and cash equivalents and the PanAgora International Equity Fund actively allocates its assets among international equity markets.

1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies for the Funds. The policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

     PORTFOLIO VALUATION
     Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, securities are valued at the mean between the closing bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents selected by the Board of Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities whose market value does not, in the Advisor's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Trustees.

     REPURCHASE AGREEMENTS
      Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an




                                                                              29


THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FUTURES CONTRACTS
     The Funds will engage in futures transactions only for bona fide hedging and non-hedging purposes as defined in regulations of the Commodity Futures Trading Commission. Upon entering into a futures contract, each Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract.

     Futures contracts are marked-to-market daily and the daily changes in the value of the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instrument or index, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FOREIGN CURRENCY
     The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

     The Funds do not isolate that portion of the results of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on securities transactions.




                                                                              30


THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     FORWARD FOREIGN CURRENCY CONTRACTS
     The PanAgora International Equity Fund may enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITY LENDING
     The Funds may lend their securities to brokers, dealers and other financial organizations. The loans are collateralized at all times with cash, cash equivalents or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At November 30, 1996, the PanAgora Asset Allocation Fund and the PanAgora International Equity Fund loaned securities having a market value of $268,150 and $137,777, respectively, collateralized by cash in the amount of $272,100 and $146,103, respectively, which was invested in short-term investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. Permanent differences relating to shareholder distributions will result in reclassifications to paid-in capital.





                                                                              31


THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     FEDERAL INCOME TAXES
     It is the policy of the Funds to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with PanAgora Asset Management, Inc. ("PanAgora"). Under the Advisory Agreement, the Trust, on behalf of each Fund, pays a monthly fee at an annual rate of the value of each Fund's average daily net assets as follows:

             PanAgora Asset Allocation Fund                   0.60%

             PanAgora International Equity Fund               0.80%


     PanAgora has agreed to voluntarily waive and reimburse a portion or all of its respective fees and expenses of the Asset Allocation Fund and International Equity Fund to the extent that the Funds' total annual expenses exceed 0.90% or 1.10% of their average daily net assets, respectively.

     The Trust has entered into Administration, Custodian and Transfer Agency and Service Agreements with Investors Bank & Trust Company ("Investors Bank").

     PanAgora has agreed to pay to Funds Distributor, Inc., the Trust's distributor, as compensation for certain distribution services rendered to the Trust, a monthly fee at the annual rate of 0.03% of the value of the average daily net assets of each Fund. The minimum fee, with respect to both funds, is $15,000 per year. The Funds do not pay any fees to Funds Distributor, Inc.

     No officer, director or employee of PanAgora, Investors Bank or any parent or subsidiary of those entities receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not an officer, director, or employee of PanAgora and their affiliates or of Investors Bank, $5,000 per annum plus $1,000 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

3.  PURCHASES AND SALES OF SECURITIES

     Costs of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended November 30, 1996 were as follows:




                                                                              32



                                        Asset                 International
                                      Allocation                 Equity
                                   -----------------       -----------------
 Purchases:
      U.S. Government            $        1,008,127      $                -
      Non-U.S. Government                 2,083,750               4,548,912
                                   -----------------       -----------------
      Total:                     $        3,091,877      $        4,548,912
 Sales:
      U.S. Government            $          100,071      $                -
      Non-U.S. Government                 2,086,511               2,480,577
                                   -----------------       -----------------
      Total:                     $        2,186,582      $        2,480,577



     At November 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                              TAX BASIS       TAX BASIS
                                              UNREALIZED      UNREALIZED     NET UNREALIZED
                                             APPRECIATION    DEPRECIATION     APPRECIATION
                                             ------------   --------------    ------------
PanAgora Asset Allocation Fund               $ 1,633,603    $   133,059       $  1,500,544
PanAgora International Equity Fund             2,109,922      1,314,428            795,494



4.   SHARES OF BENEFICIAL INTEREST

     At November 30, 1996 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:



                                                                              33




THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


                                                                    Six
                                                                   Months
                                                                   Ended                         Year
                                                                November 30,                    Ended
                                                                    1996                    May 31, 1996
                                                                (Unaudited)
                                                             ------------------          ------------------
PANAGORA ASSET ALLOCATION FUND:
Shares sold                                                             86,249                     156,639
Shares issued to shareholders in reinvestment of
distributions
                                                                             -                      76,272
Shares repurchased                                                    (43,199)                    (68,247)
                                                             ------------------          ------------------
Net increase                                                            43,050                     164,664
Fund shares:
   Beginning of period                                                 812,150                     647,486
                                                             ------------------          ------------------
   End of period                                                       855,200                     812,150
                                                             ==================          ==================





                                                                 Six Months
                                                               Ended November                   Year
                                                                  30, 1996                      Ended
                                                                 (Unaudited)                May 31, 1996
                                                             ------------------          ------------------
PANAGORA INTERNATIONAL EQUITY FUND:
Shares sold                                                            165,593                     319,471
Shares issued to shareholders in reinvestment of
distributions                                                                -                      33,194

Shares repurchased                                                    (62,034)                    (67,770)
                                                             ------------------          ------------------
Net increase                                                           103,559                     284,895
Fund shares:
   Beginning of period                                               1,975,371                   1,690,476
                                                             ------------------          ------------------
   End of period                                                     2,078,930                   1,975,371
                                                             ==================          ==================



5.   ORGANIZATION COSTS

     Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization




                                                                              34



THE PANAGORA INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.  FINANCIAL INSTRUMENTS

     The Funds may purchase financial instruments with off-balance sheet risk in the normal course of its investment activities. The PanAgora Asset Allocation Fund may invest in futures contracts and the PanAgora International Equity Fund may invest in forward currency contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments is included with each Fund's Portfolio of Investments.


7.  CONCENTRATION

     At November 30, 1996, a substantial portion of the PanAgora International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

8.  BENEFICIAL INTEREST

     At November 30, 1996, PanAgora Asset Management, Inc. was record owner of 12.81% of the outstanding shares of the PanAgora Asset Allocation Fund. Certain other unaffiliated companies were record owners of more than 10% of the outstanding shares of the Funds.

                                                 UNAFFILIATED COMPANIES

                                        # of Shareholders       % of Ownership
                                       -------------------     ----------------
PanAgora Asset Allocation Fund                   2                  79.11%

PanAgora International Equity Fund               2                  82.64%




                                                                              35